Fees Summary	Mar. 04, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	4,174.01
Total Transaction Valuation	30,224,546
Total Offset Amount	0
Net Fee	$ 4,174.01